Events after reporting date	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Events after reporting date	41. Events after reporting date
There were no events that could have a material impact on the financial results of the Group after 31 December 2023 up to the date on which the consolidated financial statements for the year ended 31 December 2023 were authorised for issue, other than those disclosed below.
41.1 Reldan acquisition
On 9 November 2023, Sibanye-Stillwater announced that it had entered into a purchase agreement to acquire 100% of the Reldan group of companies (Reldan). Reldan is a Pennsylvania-based recycling group which processes various waste streams, including industrial waste
(semiconductor scrap, plating waste, etc.) and electronic waste (mobile phones, tablets, etc.) to recycle green precious metals. In addition to its US operations, Reldan has established a presence in Mexico and India, where it has forged strategic joint ventures with local partners.
At 31 December 2023, certain conditions precedent were still outstanding and the transaction was therefore not effective at the reporting date. The final conditions precedent were fulfilled on 15 March 2024, being the effective date of the transaction. Management is in the process of identifying and measuring the assets and liabilities in accordance with IFRS 3 for, amongst others, property, plant and equipment, contingent liabilities, inventory, provisions, as well as any deferred tax implications. The acquisition was  conducted at an enterprise value of US$211.5 million (R3,961 million*), with a cash consideration paid of US$155.9 million (R2,920 million*).
*At an exchange rate at 15 March 2024 of R18.73/US$
41.2 Section 189 consultations — proposed restructure of SA region
On 11 April 2024, Sibanye-Stillwater announced that it will enter a consultation process in terms of Section 189A of the Labour Relations Act,
66 of 1995 (S189) with organised labour and other representatives of affected stakeholders, regarding the proposed restructuring of the
Group's SA gold operations and its SA region services functions.
Further to previous restructuring concluded during 2023 and Q1 2024, the ongoing Group business review has identified a need to address losses at the Beatrix 1 shaft and the Kloof 2 plant. The deferral of capital expenditure at the Burnstone project also requires restructuring aligned with the reduction in planned capital activities (see note 10). The reduction in the operational footprint in the SA region has resulted in the capacity of the direct and shared services functions for the SA region and operations being surplus to current and future requirements. As a result, Sibanye-Stillwater proposed a re-alignment of the regional services, shared services and direct services structures to align with the requirements of the reduced operational footprint. The proposed restructure of the operations and services could potentially affect 3,107 employees and 915 contractors.